BANK BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of June 30,
	repayments	interest rate	2023	2024
			S$	S$
Term loans	Within 5 years	2.5-3.25%	1,550,230	943,784
Trust receipts	Within 150 days	6.2%	200,751	135,815
			1,750,981	1,079,599

Representing: -
Within 12 months			814,093	756,182
Over 1 year			936,888	323,417
			1,750,981	1,079,599